UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6540

Name of Fund:  MuniYield Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield Insured Fund, Inc., 800 Scudders Mill Road,
   Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniYield Insured Fund, Inc.

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

                S&P       Moody's     Face
State           Ratings   Ratings   Amount                 Municipal Bonds                                           Value
Alaska - 1.7%                                Alaska Energy Authority, Power Revenue Refunding Bonds
                                             (Bradley Lake), Fourth Series (g):
                AAA       Aaa       $3,695       6% due 7/01/2018                                               $     4,297
                AAA       Aaa        1,150       6% due 7/01/2020                                                     1,340

                AAA       Aaa       11,280   Alaska State Housing Finance Corporation Revenue Refunding Bonds,
                                             Series A, 5.875% due 12/01/2024(d)(i)(m)                                11,551


Arizona - 1.1%  AAA       Aaa       10,135   Arizona School Facilities Board, COP, Series B, 5.25% due
                                             9/01/2016(g)                                                            11,063


California -    AAA       Aaa       10,000   Alameda Corridor Transportation Authority, California, Capital
30.4%                                        Appreciation Revenue Refunding Bonds, Subordinate Lien, Series A,
                                             5.474%** due 10/01/2024(a)                                               6,616

                AAA       Aaa        5,000   Antioch, California, Public Finance Authority, Lease Revenue
                                             Refunding Bonds (Municipal Facilities Project), Series A, 5.50%
                                             due 1/01/2032(i)                                                         5,188



Portfolio Abbreviations


To simplify the listings of MuniYield Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DATES      Daily Adjustable Tax-Exempt Securities
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDR        Industrial Development Revenue Bonds
IDA        Industrial Development Authority
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family
VRDN       Variable Rate Demand Notes


MuniYield Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

                S&P       Moody's     Face
State           Ratings   Ratings   Amount                 Municipal Bonds                                           Value
California      AAA       Aaa      $10,000   California Infrastructure and Economic Development Bank, Bay
(concluded)                                  Area Toll Bridges Revenue Bonds, First Lien, Series A, 5% due
                                             7/01/2025(c)                                                       $    10,136

                AAA       Aaa       24,750   California Pollution Control Financing Authority, PCR, Refunding
                                             (Pacific Gas & Electric), AMT, Series A, 5.35% due 12/01/2016(i)        26,351

                                             California State Department of Water Resources, Power Supply
                                             Revenue Bonds, Series A:
                AAA       Aaa       10,000       5.25% due 5/01/2020(i)                                              10,596
                BBB+      A2         3,675       5.375% due 5/01/2021                                                 3,858
                AAA       Aaa       12,010       5.375% due 5/01/2022(i)                                             12,762

                                             California State, GO:
                BBB       A3         5,000       5.125% due 2/01/2027                                                 5,001
                BBB       A3         9,115       5.125% due 2/01/2028                                                 9,104
                BBB       A3        12,900       5.50% due 4/01/2030                                                 13,389

                NR*       Aaa        5,000   California State, GO, Refunding, RIB, Series 471X, 9.68% due
                                             9/01/2024(i)(k)                                                          5,589

                                             California State Public Works Board, Lease Revenue Bonds:
                BBB-      Baa1       5,500       (Department of Corrections), Series C, 5.25% due 6/01/2028           5,499
                BBB-      Baa1       3,755       (Department of General Services), Series D, 5.25% due 6/01/2028      3,754
                BBB-      Baa1       5,250       (Department of Mental Health - Coalinga State Hospital),
                                                 Series A, 5.125% due 6/01/2029                                       5,124

                                             California State, Various Purpose, GO:
                BBB       A3        10,000       5.25% due 11/01/2029                                                10,050
                BBB       A3        14,900       5.50% due 11/01/2033                                                15,423

                A         A3         7,740   California Statewide Communities Development Authority, Health
                                             Facility Revenue Bonds (Memorial Health Services), Series A, 6%
                                             due 10/01/2023                                                           8,173

                AAA       Aaa        4,205   California Statewide Communities Development Authority, Water
                                             Revenue Bonds (Pooled Financing Program), Series C, 5.25% due
                                             10/01/2034(g)                                                            4,295

                AAA       Aaa        5,800   Fairfield-Suisun, California, Unified School District, GO
                                             (Election of 2002), 5.50% due 8/01/2028(i)                               6,157

                AAA       Aaa        4,000   Garden Grove, California, Community Development Agency, Tax
                                             Allocation Refunding Bonds (Garden Grove Community Project),
                                             5% due 10/01/2025(a)                                                     4,038

                AAA       Aaa       10,030   Gavilan, California, Joint Community College District, GO
                                             (Election of 2004), Series A, 5.50% due 8/01/2028(a)                    10,648

                                             Golden State Tobacco Securitization Corporation of California,
                                             Tobacco Settlement Revenue Bonds:
                NR*       Aaa       13,500       RIB, Series 920X, 9.69% due 6/01/2033(c)(k)                         14,767
                BBB       Baa3       2,200       Series A-3, 7.875% due 6/01/2042                                     2,244
                BBB       Baa3      13,100       Series A-4, 7.80% due 6/01/2042                                     13,298
                BBB-      Baa1       1,500       Series B, 5.50% due 6/01/2033                                        1,506
                BBB-      Aaa        5,000       Series B, 5.625% due 6/01/2038                                       5,057
                BBB-      Aaa        2,500       Series B, 5.50% due 6/01/2043                                        2,506

                AAA       Aaa        1,000   Long Beach, California, Harbor Revenue Refunding Bonds, AMT,
                                             Series B, 5.20% due 5/15/2027(i)                                         1,001

                AAA       Aaa       10,000   Los Angeles, California, Community College District, GO, Series A,
                                             5.50% due 8/01/2018(i)                                                  10,966

                AAA       Aaa        5,000   Los Angeles, California, Harbor Department Revenue Bonds, RITR,
                                             AMT, Series RI-7, 10.965% due 11/01/2026(i)(k)                           5,812

                                             Los Angeles, California, Unified School District, GO:
                AAA       NR*        6,265       DRIVERS, Series 261, 9.434% due 7/01/2022(c)(k)                      7,111
                AAA       Aaa        7,500       Series A, 5% due 1/01/2028(i)                                        7,537

                AAA       Aaa        6,000   Los Angeles, California, Water and Power Revenue Bonds
                                             (Power System), Series B, 5% due 7/01/2025(g)                            6,069

                AAA       Aaa        3,000   Palm Springs, California, Financing Authority, Lease Revenue
                                             Refunding Bonds (Convention Center Project), Series A, 5.50%
                                             due 11/01/2029(i)                                                        3,198

                AAA       Aaa          145   Port Oakland, California, Revenue Bonds, AMT, Series K, 5.75%
                                             due 11/01/2021(c)                                                          157

                AAA       Aaa        9,465   Port Oakland, California, Revenue Refunding Bonds, AMT, Series L,
                                             5.375% due 11/01/2027(c)                                                 9,663

                A1+       Aaa        7,000   Port Oakland, California, Trust Receipts, Revenue Bonds, AMT,
                                             Class R, Series K, 10.128% due 11/01/2021(c)(k)                          8,186

                AAA       Aaa        5,000   San Francisco, California, City and County, COP (San Francisco
                                             Courthouse Project), 5.875% due 4/01/2005(g)(j)                          5,216

                AAA       Aaa       15,000   San Jose, California, Financing Authority, Lease Revenue Bonds
                                             (Civic Center Project), Series B, 5% due 6/01/2032(a)                   14,923

                AAA       Aaa        6,895   San Jose, California, Redevelopment Agency, Tax Allocation
                                             Refunding Bonds (Merged Area Redevelopment Project), 5.60% due
                                             8/01/2019(i)                                                             7,544


Colorado -      AA        Baa2       3,410   Boulder County, Colorado, Hospital Development Revenue Bonds
0.5%                                         (Longmont United Hospital Project), 6% due 12/01/2030(f)                 3,631

                A1+       VMIG1++      900   Moffat County, Colorado, PCR, Refunding (Pacificorp Projects),
                                             VRDN, 1.08% due 5/01/2013(a)(h)                                            900


Connecticut -   AAA       Aaa        5,730   Connecticut State HFA Revenue Bonds (Housing Mortgage Finance
0.6%                                         Program), AMT, Sub-Series A-2, 5.50% due 11/15/2022                      5,967


District of     AAA       Aaa        9,500   Metropolitan Washington Airports Authority, D.C., Airport System
Columbia - 1.7%                              Revenue Bonds, AMT, Series B, 5% due 10/01/2034(g)                       9,188

                AAA       Aaa        8,230   Metropolitan Washington Airports Authority, D.C., Airport System
                                             Revenue Refunding Bonds, AMT, Series C-2, 5% due 10/01/2024(g)           8,147


Florida - 4.4%  NR*       Aaa        3,500   Escambia County, Florida, Health Facilities Authority, Health
                                             Facility Revenue Bonds (Florida Health Care Facility Loan), 5.95%
                                             due 7/01/2020(a)                                                         3,622

                                             Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                                             (Miami International Airport), AMT (c):
                AAA       Aaa       10,750       5.375% due 10/01/2025                                               10,973
                AAA       Aaa        1,000       5.375% due 10/01/2027                                                1,017

                AAA       Aaa        5,000   Miami-Dade County, Florida, Expressway Authority, Toll System
                                             Revenue Bonds, Series B, 5.25% due 7/01/2025(c)                          5,220

                                             Orange County, Florida, Health Facilities Authority, Hospital
                                             Revenue Bonds:
                A         A2         5,000       (Adventist Health System), 5.625% due 11/15/2032                     5,072
                A         A2         2,000       (Orlando Regional Healthcare), 5.75% due 12/01/2032                  2,049

                A1+       VMIG1++    2,200   Pinellas County, Florida, Health Facilities Authority Revenue
                                             Refunding Bonds (Pooled Hospital Loan Program), DATES, 1.06% due
                                             12/01/2015(a)(h)                                                         2,200

                A1+       VMIG1++   14,625   Sarasota County, Florida, Public Hospital Board, Hospital
                                             Revenue Bonds (Sarasota Memorial Hospital), VRDN, Series A,
                                             1.09% due 7/01/2037(h)                                                  14,625


Georgia - 5.3%                               Atlanta, Georgia, Airport General Revenue Refunding Bonds(g):
                AAA       Aaa       26,500       AMT, Series A, 5.125% due 1/01/2030                                 26,405
                AAA       Aaa       12,500       Series B, 5.25% due 1/01/2033                                       12,860

                A1+       VMIG1++    5,300   Atlanta, Georgia, Water and Wastewater Revenue Bonds, VRDN,
                                             Series C, 1.08% due 11/01/2041(g)(h)                                     5,300

                A1+       Aaa        1,700   Burke County, Georgia, Development Authority, PCR, Refunding
                                             (Oglethorpe Power Corporation), VRDN, Series B, 1.06% due
                                             1/01/2020(a)(h)                                                          1,700

                AAA       Aaa        7,500   Gwinnett County, Georgia, Development Authority, COP (Gwinnett
                                             County Public Schools Project), 5.25% due 1/01/2025(i)                   7,770


Hawaii - 1.7%   AAA       Aaa        2,000   Hawaii State, GO, Series CX, 5.50% due 2/01/2021(g)                      2,161

                AAA       Aaa        1,100   Hawaii State Highway Revenue Bonds, 5.50% due 7/01/2020(g)               1,198

                AAA       Aaa       12,845   Honolulu, Hawaii, City and County GO, Refunding, Series A, 5.25%
                                             due 3/01/2028(i)                                                        13,228


Illinois -      AAA       Aaa        2,350   Chicago, Illinois, Midway Airport Revenue Bonds, AMT, Series A,
10.1%                                        6.25% due 1/01/2024(i)                                                   2,404

                                             Chicago, Illinois, O'Hare International Airport Revenue Bonds, AMT:
                AAA       NR*       13,115       DRIVERS, Series 368, 9.58% due 7/01/2011(i)(k)                      15,270
                AAA       NR*        8,600       DRIVERS, Series 369, 9.58% due 7/01/2011(e)(k)                       9,892
                AAA       Aaa       16,685       Third Lien, Series B-2, 5.25% due 1/01/2027(i)                      16,807

                                             Chicago, Illinois, O'Hare International Airport Revenue Refunding
                                             Bonds, Third Lien, AMT, Series C-2:
                AAA       Aaa       16,400       5.25% due 1/01/2030(g)                                              16,448
                AAA       Aaa        1,500       5.25% due 1/01/2034(e)                                               1,501

                AAA       Aaa       10,300   Cook County, Illinois, Capital Improvement, GO, Series B, 5% due
                                             11/15/2029(i)                                                           10,299

                BBB       NR*        1,000   Illinois Development Finance Authority Revenue Refunding Bonds
                                             (Community Rehab Providers), Series A, 6.05% due 7/01/2019               1,020

                                             Illinois Health Facilities Authority Revenue Refunding Bonds, VRDN(h):
                A1+       VMIG1++    4,450       (Resurrection Health Care), Series A, 1.08% due 5/15/2029(g)         4,450
                A1+       VMIG1++       70       (University of Chicago Hospitals), 1.08% due 8/01/2026(i)               70

                AAA       Aaa       10,000   Illinois State, GO, First Series, 5.50% due 4/01/2016(g)                11,005

                AAA       Aa3        2,000   Illinois State Sales Tax Revenue Bonds, 6.125% due 6/15/2016             2,270

                NR*       Aaa        6,035   Mc Lean and Woodford Counties, Illinois, Community Unit, School
                                             District Number 005, GO, Refunding, 6.375% due 12/01/2016(g)             7,047

                AAA       NR*        2,400   Metropolitan Pier and Exposition Authority, Illinois, Dedicated
                                             State Tax Revenue Refunding Bonds, DRIVERS, Series 269, 10.127%
                                             due 6/15/2023(i)(k)                                                      2,861

                AAA       Aaa        1,000   Regional Transportation Authority, Illinois, Revenue Bonds,
                                             Series C, 7.75% due 6/01/2020(c)                                         1,368


Indiana - 4.9%  AAA       Aaa        1,360   Hammond, Indiana, Multi-School Building Corporation, First
                                             Mortgage Revenue Refunding Bonds, 6.125% due 7/15/2019(i)                1,500

                AAA       Aaa        2,250   Indiana Health Facilities Financing Authority, Hospital Revenue
                                             Bonds (Deaconess Hospital Obligated Group), Series A, 5.375% due
                                             3/01/2034(a)                                                             2,301

                                             Indiana Transportation Finance Authority, Highway Revenue Bonds,
                                             Series A(c):
                AAA       Aaa        3,000       5.25% due 6/01/2026                                                  3,100
                AAA       Aaa       14,000       5.25% due 6/01/2028                                                 14,411
                AAA       Aaa       20,000       5.25% due 6/01/2029                                                 20,556

                AAA       Aaa        8,000   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue
                                             Bonds (Waterworks Project), Series A, 5.125% due 7/01/2027(i)            8,120


Kansas - 0.9%   AAA       Aaa        8,500   Burlington, Kansas, PCR, Refunding (Kansas Gas and Electric
                                             Company Project), Series A, 5.30% due 6/01/2031(i)                       8,746

                A1+       NR*          300   Olathe, Kansas, Health Facilities Revenue Bonds (Olathe Medical
                                             Center), VRDN, Series A, 1.05% due 9/01/2032(a)(h)                         300


Louisiana -     AAA       Aaa        3,750   Louisiana Local Government, Environmental Facilities, Community
0.4%                                         Development Authority Revenue Bonds (Capital Projects and Equipment
                                             Acquisition), Series A, 6.30% due 7/01/2030(a)                           4,302


Maryland - 0.4% NR*       A2         3,600    Maryland State Health and Higher Educational Facilities Authority
                                             Revenue Bonds (Calvert Health System), 5.50% due 7/01/2036               3,610


Massachusetts   AAA       Aaa          355   Massachusetts Education Loan Authority, Education Loan Revenue
3.8%                                         Bonds, AMT, Issue E, Series A, 7.375% due 1/01/2012(a)                     356

                AAA       Aaa        2,500   Massachusetts State HFA, Housing Development Revenue Refunding
                                             Bonds, Series B, 5.40% due 12/01/2028(i)                                 2,553

                                             Massachusetts State Special Obligation Dedicated Tax Revenue
                                             Bonds (c):
                AAA       Aaa        8,460       5.25% due 1/01/2025                                                  8,797
                AAA       Aaa        6,160       5.25% due 1/01/2028                                                  6,361
                AAA       Aaa       10,000       5.75% due 1/01/2032                                                 10,879
                AAA       Aaa       10,000       5% due 1/01/2034                                                     9,984


Michigan -      AAA       Aaa        9,360   Clarkston, Michigan, Community Schools, GO, 5.25% due 5/01/2029(g)       9,624
3.8%
                A1+       VMIG1#    14,900   Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN,
                                             Series B, 1.08% due 7/01/2033(g)(h)                                     14,900

                A1+       Aaa          795   Eastern Michigan University Revenue Refunding Bonds, VRDN,
                                             1.05% due 6/01/2027(c)(h)                                                  795

                                             Michigan State Strategic Fund, Limited Obligation Revenue Refunding
                                             Bonds (Detroit Edison Company Project), AMT(e):
                AAA       Aaa        8,000       Series A, 5.50% due 6/01/2030                                        8,217
                AAA       Aaa        5,000       Series C, 5.65% due 9/01/2029                                        5,161


Minnesota -     AAA       Aaa       10,000   Minneapolis and Saint Paul, Minnesota, Metropolitan Airports
1.4%                                         Commission, Airport Revenue Bonds, Series A, 5.90% due 1/01/2029(c)     10,874

                NR*       Aaa        2,760   Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint
                                             Cloud Hospital Obligation Group), Series A, 6.25% due 5/01/2020(g)       3,136


Missouri - 0.3% AAA       NR*          280   Missouri State Housing Development Commission, S/F Mortgage
                                             Revenue Bonds (Homeowner Loan), AMT, Series C-1, 7.15% due
                                             3/01/2032(l)                                                               284

                AAA       Aaa        2,800   Saint Louis, Missouri, Airport Revenue Bonds (Airport Development
                                             Program), Series A, 5.625% due 7/01/2019(i)                              3,076


Nevada - 9.1%   AAA       Aaa       15,000   Clark County, Nevada, Airport System Subordinate Lien Revenue
                                             Bonds, Series A-2, 5% due 7/01/2030(c)                                  14,849

                AAA       Aaa       12,675   Clark County, Nevada, IDR (Southwest Gas Corporation Project),
                                             AMT, Series A, 5.25% due 7/01/2034(a)                                   12,569

                BBB+      Baa1       6,000   Henderson, Nevada, Health Care Facilities Revenue Bonds (Catholic
                                             Healthcare West), Series A, 5.625% due 7/01/2024                         5,954

                AAA       Aaa        5,000   Humboldt County, Nevada, PCR, Refunding (Sierra Pacific Project),
                                             6.55% due 10/01/2013(a)                                                  5,216

                AAA       Aaa        3,000   Las Vegas New Convention and Visitors Authority Revenue Bonds, 6%
                                             due 7/01/2019(a)                                                         3,377

                AAA       Aaa       20,375   Nevada State, Nevada Municipal Bond Bank, GO, Series A, 5.50%
                                             due 11/01/2025(c)                                                       21,201

                AAA       Aaa        3,130   Reno, Nevada, Capital Improvement Revenue Bonds, 5.50% due
                                             6/01/2019(c)                                                             3,420

                                             Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific
                                             Power Company), AMT:
                AAA       Aaa       15,000       6.65% due 12/01/2017(a)                                             15,207
                AAA       Aaa        5,000       6.55% due 9/01/2020(i)                                               5,121

                AAA       Aaa        5,000   Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific
                                             Power Company), AMT, 6.65% due 6/01/2017(i)                              5,237


New Jersey -    AAA       Aa3       16,000   Garden State Preservation Trust, New Jersey, Open Space and
2.0%                                         Farmland Preservation Revenue Bonds, Series A, 5.75% due
                                             11/01/2028(g)                                                           17,410

                                             Newark, New Jersey, Housing Authority, Port Authority-Port Newark
                                             Marine Terminal Additional Rent-Backed Revenue Bonds (City of Newark
                                             Redevelopment Projects)(i):
                AAA       Aaa        1,500       5.50% due 1/01/2027                                                  1,590
                AAA       Aaa        1,380       5.50% due 1/01/2028                                                  1,459


New Mexico -    NR*       A2         1,635   New Mexico Educational Assistance Foundation, Student Loan Revenue
0.3%                                         Refunding Bonds (Student Loan Program), AMT, First Sub-Series A-2,
                                             6.65% due 11/01/2025                                                     1,645

                AAA       NR*        1,120   New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds,
                                             AMT, Series C-2, 6.95% due 9/01/2031(l)                                  1,170


New York -      AAA       Aaa       12,500   Long Island Power Authority, New York, Electric System Revenue
12.1%                                        Bonds, Series A, 5% due 9/01/2034(a)                                    12,411

                AAA       Aaa       12,500   Metropolitan Transportation Authority, New York, Commuter Facilities
                                             Revenue Refunding Bonds, Series B, 5.125% due 7/01/2024(a)(b)           13,063

                AAA       Aaa        8,740   Metropolitan Transportation Authority, New York, Transit Facilities
                                             Revenue Refunding Bonds, Series B, 4.75% due 7/01/2026(b)(c)             8,574

                AAA       Aaa        7,500   Metropolitan Transportation Authority, New York, Transportation
                                             Revenue Refunding Bonds, Series F, 5.25% due 11/15/2027(i)               7,718

                AAA       Aaa       27,330   New York City, New York, City Municipal Water Finance Authority,
                                             Water and Sewer System Revenue Bonds, RITR, Series FR-6, 10.015%
                                             due 6/15/2026(i)(k)                                                     31,565

                                             New York City, New York, GO:
                NR*       Aaa        6,920       RIB, Series 394, 10.362% due 8/01/2016(i)(k)                         8,771
                A         A2        10,000       Series J, 5.25% due 5/15/2024                                       10,292
                A         A2         1,000       Series J, 5.25% due 5/15/2025                                        1,021

                AAA       Aaa       19,500   Port Authority of New York and New Jersey, Consolidated Revenue
                                             Bonds, AMT, One Hundred Thirty-Seventh Series, 5.125% due
                                             7/15/2030(g)                                                            19,347

                AAA       Aaa       10,030   Triborough Bridge and Tunnel Authority, New York, General
                                             Purpose Revenue Refunding Bonds, Series A, 5% due 1/01/2032(i)          10,030


North Dakota -  AAA       Aaa        2,500   Grand Forks, North Dakota, Health Care Facilities Revenue Bonds
0.5%                                         (United Hospital Obligated Group), 6.25% due 12/01/2024(i)               2,583

                NR*       Aa2        2,495   North Dakota State Housing Finance Agency, Home Mortgage Revenue
                                             Refunding Bonds (Housing Finance Program), AMT, Series A, 6.40%
                                             due 7/01/2020                                                            2,637


Ohio - 0.9%     A         A1         3,000   Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A, 5.50%
                                             due 1/01/2029                                                            3,031

                NR*       Aaa        1,500   Franklin County, Ohio, Hospital Improvement Revenue Bonds
                                             (Children's Hospital Project), 5.50% due 5/01/2028(a)                    1,552

                A1+       VMIG1++    4,770   University of Toledo, Ohio, General Receipts Revenue Refunding
                                             Bonds, VRDN, 1.05% due 6/01/2032(c)(h)                                   4,770


Oklahoma - 0.8% NR*       Aaa        7,500   Oklahoma State IDR, Refunding, DRIVERS, Series 455, 10.11% due
                                             2/15/2008(i)(k)                                                          8,386


Oregon - 1.8%                                Multnomah-Clackamas Counties, Oregon, Gresham-Barlo School District
                                             Number 10JT, GO(g):
                AAA       Aaa        2,625       5.50% due 6/15/2016                                                  2,876
                AAA       Aaa        2,525       5.50% due 6/15/2017                                                  2,766
                AAA       Aaa        3,035       5.50% due 6/15/2018                                                  3,325

                NR*       Aaa        7,500   Portland, Oregon, Sewer System Revenue Bonds, RIB, Series 386,
                                             10.09% due 8/01/2020(c)(k)                                               9,151


Pennsylvania -  NR*       NR*        7,800   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
4.8%                                         DRIVERS, Series 460-Z, 9.63% due 6/01/2012(a)(k)                         8,811

                AAA       Aaa       10,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 General
                                             Ordinance, 4th Series, 5% due 8/01/2032(g)                               9,960

                                             Philadelphia, Pennsylvania, School District, GO(c):
                AAA       Aaa        5,175       Series B, 5.625% due 8/01/2021                                       5,584
                AAA       Aaa       12,115       Series D, 5.125% due 6/01/2034                                      12,202
                AAA       Aaa        6,000       Series D, 5.25% due 6/01/2034                                        6,135

                A-        NR*        5,000   Sayre, Pennsylvania, Health Care Facilities Authority Revenue
                                             Bonds (Guthrie Health Issue), Series B, 7.125% due 12/01/2031            5,700


South Carolina  NR*       Aaa        1,565   South Carolina Housing Finance and Development Authority, Mortgage
0.6%                                         Revenue Refunding Bonds, AMT, Series A-2, 6.35% due 7/01/2019(g)         1,644

                NR*       A1         4,200   Spartanburg County, South Carolina, Solid Waste Disposal Facilities
                                             Revenue Bonds (BMW Project), AMT, 7.55% due 11/01/2024(h)                4,406


Tennessee -     NR*       VMIG1++    3,475   Sevier County, Tennessee, Public Building Authority, Local
2.6%                                         Government Improvement Revenue Bonds, VRDN, Series IV-A-2,
                                             1.07% due 6/01/2025(g)(h)                                                3,475

                                             Sevier County, Tennessee, Public Building Authority Revenue Bonds,
                                             Local Government Public Improvement IV, VRDN(h):
                NR*       VMIG1++    5,200       Series B-2, 1.07% due 6/01/2019(g)                                   5,200
                NR*       VMIG1++      600       Series B-4, 1.07% due 6/01/2025(g)                                     600
                NR*       VMIG1++    3,580       Series E-4, 1.07% due 6/01/2020(a)                                   3,580
                NR*       VMIG1++    2,000       Series E-5, 1.07% due 6/01/2020(a)                                   2,000

                                             Tennessee HDA Revenue Bonds (Homeownership Program), AMT, Series 2C:
                AA        Aa2        1,795       6.05% due 7/01/2012                                                  1,877
                AA        Aa2        2,250       6.15% due 7/01/2014                                                  2,334

                                             Tennessee HDA Revenue Refunding Bonds (Homeownership Program), AMT,
                                             Series A (g):
                AAA       Aaa        4,135       5.25% due 7/01/2022                                                  4,248
                AAA       Aaa        2,930       5.35% due 1/01/2026                                                  2,984


Texas - 19.1%   NR*       Aa3       10,000   Austin, Texas, Convention Center Revenue Bonds (Convention
                                             Enterprises Inc.), Trust Certificates, Second Tier, Series B,
                                             5.75% due 1/01/2032                                                      9,624

                AAA       VMIG1++    2,200   Bell County, Texas, Health Facilities Development Corporation,
                                             Hospital Revenue Bonds (Scott & White Memorial Hospital), VRDN,
                                             Series 2001-2, 1.08% due 8/15/2031(h)(i)                                 2,200

                AAA       Aaa        1,880   Bexar, Texas, Metropolitan Water District, Waterworks System
                                             Revenue Refunding Bonds, 6.35% due 5/01/2025(i)                          1,974

                AAA       Aaa        2,250   Dallas-Fort Worth, Texas, International Airport, Improvement
                                             Revenue Bonds, AMT, Series B, 5% due 11/01/2027(g)                       2,196

                AAA       NR*       10,500   Dallas-Fort Worth, Texas, International Airport Revenue Bonds,
                                             DRIVERS, AMT, Series 353, 9.58% due 5/01/2011(i)(k)                     11,018

                AAA       NR*        7,500   Dallas-Fort Worth, Texas, International Airport Revenue Refunding
                                             Bonds, DRIVERS, AMT, Series 336Z, 9.841% due 11/01/2026(c)(k)            8,025

                                             Harris County, Houston, Texas, Sports Authority Revenue Refunding
                                             Bonds, Senior Lien, Series G(i):
                AAA       Aaa        1,665       5.75% due 11/15/2019                                                10,120
                AAA       Aaa        3,500       5.75% due 11/15/2020                                                 1,831
                AAA       Aaa       10,000       5.25% due 11/15/2030                                                 3,831

                                             Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior
                                             Lien(g):
                AAA       Aaa       10,000       5.375% due 8/15/2023                                                10,564
                AAA       Aaa       10,000       5% due 8/15/2030                                                    10,000

                                             Houston, Texas, Airport System Revenue Refunding Bonds(g):
                NR*       Aaa       15,000       RIB, Series 845X, 9.63% due 7/01/2030(k)                            16,272
                AAA       Aaa        9,500       Sub-Lien, AMT, Series A, 5.70% due 7/01/2030                         9,647

                                             Houston, Texas, Combined Utility System First Lien Revenue Refunding
                                             Bonds, Series A(i):
                AAA       Aaa       22,800       5.25% due 5/15/2025                                                 23,701
                AAA       Aaa       20,000       5.25% due 5/15/2027                                                 20,643
                AAA       Aaa        7,750       5.125% due 5/15/2028                                                 7,857

                AAA       Aaa        4,940   Texas State Department of Housing and Community Affairs, S/F
                                             Mortgage Revenue Bonds, AMT, Series A, 5.45% due 9/01/2023(i)(l)         5,077

                AAA       Aaa       10,000   Texas State Turnpike Authority, Central Texas Turnpike System
                                             Revenue Bonds, First Tier, Series A, 5.50% due 8/15/2039(a)             10,436

                AAA       Aaa        4,000   Texas Technical University, Financing System Revenue Bonds,
                                             Seventh Series, 5.50% due 8/15/2019(i)                                   4,374

                AAA       Aaa       10,000   Travis County, Texas, Health Facilities Development Corporation
                                             Revenue Refunding Bonds, RITR, Series 4, 10.25% due 11/15/2024(a)(k)    12,780

                AAA       Aaa       11,240   University of Houston, Texas, University Revenue Bonds, 5.50%
                                             due 2/15/2030(i)                                                        11,713


Vermont - 0.2%  AAA       Aaa        1,475   Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 12B, 6.30%
                                             due 11/01/2019(g)                                                        1,488


Virginia - 0.3% AAA       Aaa        2,500   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding
                                             Bonds (Old Dominion Electric Cooperative Project), AMT, 5.625%
                                             due 6/01/2028(a)                                                         2,626


Washington -                                 Bellevue, Washington, GO, Refunding(i):
17.8%           AAA       Aaa        2,545       5.25% due 12/01/2026                                                 2,629
                AAA       Aaa        2,455       5.25% due 12/01/2027                                                 2,530
                AAA       Aaa        2,850       5.25% due 12/01/2028                                                 2,931
                AAA       Aaa        3,000       5.25% due 12/01/2029                                                 3,084
                AAA       Aaa       17,600       5% due 12/01/2034                                                   17,412

                AAA       Aaa        3,030   Chelan County, Washington, Public Utility District Number 001,
                                             Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series A,
                                             5.45% due 7/01/2037(a)                                                   3,084

                                             Chelan County, Washington, Public Utility District Number 001,
                                             Consolidated Revenue Refunding Bonds (Chelan Hydro), AMT(i):
                AAA       Aaa        6,595       Series B, 6.35% due 7/01/2026                                        7,284
                AAA       Aaa        6,000       Series C, 5.65% due 7/01/2032                                        6,231

                                             Energy Northwest, Washington, Electric Revenue Refunding Bonds
                                             (Project Number 1)(i):
                AAA       Aaa       10,000       Series A, 5.75% due 7/01/2017                                       11,162
                AAA       Aaa       10,000       Series B, 6% due 7/01/2017                                          11,373

                AAA       Aaa        3,500   Port Seattle, Washington, Revenue Bonds, Series A, 5.50% due
                                             2/01/2026(i)                                                             3,658

                AAA       Aaa       19,565   Port Seattle, Washington, Revenue Refunding Bonds, Series B, AMT,
                                             5.20% due 7/01/2029(i)                                                  19,669

                AAA       Aaa       10,000   Radford Court Properties, Washington, Student Housing Revenue
                                             Bonds, 5.75% due 6/01/2032(i)                                           10,681

                AAA       Aaa        1,720   Seattle, Washington, Drain and Wastewater Utility Revenue Bonds,
                                             5.75% due 11/01/2029(i)                                                  1,837

                AAA       Aaa        9,250   Seattle, Washington, Municipal Light and Power Revenue Bonds, 6%
                                             due 10/01/2024(i)                                                       10,353

                AAA       Aaa        2,000   Seattle, Washington, Water System Revenue Bonds, Series B, 6%
                                             due 7/01/2029(c)                                                         2,186

                                             Skagit County, Washington, Public Hospital District, GO, Series A(i):
                NR*       Aaa        4,945       5.25% due 12/01/2025                                                 5,132
                NR*       Aaa        5,450       5.25% due 12/01/2026                                                 5,621

                AAA       Aaa        1,500   Snohomish County, Washington, Public Utility District Number 001,
                                             Electric Revenue Bonds, 5.50% due 12/01/2023(g)                          1,602

                AAA       Aaa        8,500   Tacoma, Washington, Electric System Revenue Refunding Bonds,
                                             Series A, 5.75% due 1/01/2020(g)                                         9,421

                AAA       Aaa        7,250   Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds,
                                             Series B, 5.50% due 12/01/2019(a)                                        7,895

                AAA       Aaa        2,000   University of Washington, University Revenue Bonds (Student
                                             Facilities Fee), 5.75% due 6/01/2025(g)                                  2,157

                                             Washington State, GO(k):
                NR*       NR*       10,000       DRIVERS, Series 438Z, 9.86% due 1/01/2009(i)                        11,287
                NR*       Aaa        7,965        RIB, Series 390, 10.59% due 1/01/2017(g)                            9,848

                AAA       Aaa        7,000   Washington State Health Care Facilities Authority Revenue
                                             Bonds (Providence Health System), Series A, 5.25% due 10/01/2021(i)      7,224

                AAA       Aaa        8,395   Washington State, Motor Vehicle Fuel Tax, GO, Series F, 5%**
                                             due 12/01/2018(a)                                                        4,090


West Virginia   AAA       Aaa        5,925   Harrison County, West Virginia, County Commission for Solid Waste
0.6%                                         Disposal Revenue Bonds (Monongahela Power), AMT, Series C, 6.75%
                                             due 8/01/2024(a)                                                         6,066


Wisconsin -     BBB+      NR*        3,395   Wisconsin State Health and Educational Facilities Authority
0.3%                                         Revenue Bonds (Synergyhealth Inc.), 6% due 11/15/2032                    3,414


Wyoming - 0.1%  AAA       Aaa        1,000   Wyoming Building Corporation Revenue Bonds, 5.50% due 10/01/2022(a)      1,068


Puerto Rico -   A-        Baa1      11,000   Puerto Rico Public Buildings Authority, Government Facilities
1.1%                                         Revenue Refunding Bonds, Series I, 5.25% due 7/01/2029                  11,135

                                             Total Municipal Bonds (Cost - $1,446,871) - 148.4%                   1,504,746



                                    Shares
                                      Held              Short-Term Securities
                                       131   Merrill Lynch Institutional Tax-Exempt Fund+                               131

                                             Total Short-Term Securities (Cost - $131) - 0.0%                           131

                Total Investments (Cost - $1,447,002***) - 148.4%                                                 1,504,877
                Liabilities in Excess of Other Assets - (5.0%)                                                     (50,489)
                Preferred Stock, at Redemption Value - (43.4%)                                                    (440,012)
                                                                                                                -----------
                Net Assets Applicable to Common Stock - 100.0%                                                  $ 1,014,376
                                                                                                                ===========

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FHA Insured.

(e) XL Capital Insured.

(f) Radian Insured.

(g) FSA Insured.

(h) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(i) MBIA Insured.

(j) Prerefunded.

(k) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(l) GNMA/FNMA Collateralized.

(m) FNMA Collateralized.

* Not Rated.

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

*** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes were as follows:

Aggregate cost                                      $ 1,447,033,665
                                                    ===============
Gross unrealized appreciation                       $    59,315,409
Gross unrealized depreciation                           (1,472,379)
                                                    ---------------
Net unrealized appreciation                         $    57,843,030
                                                    ===============


++ Highest short-term rating by Moody's Investors Service, Inc.

+ Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section
2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                     Activity      Income

Merrill Lynch Institutional Tax-Exempt Fund      -           $  1


Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                          (in Thousands)

                                                Notional      Unrealized
                                                 Amount      Depreciation

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate of 4.625%

Broker, J.P. Morgan Chase Bank
  Expires November 2028                         $ 15,555      $   (685)

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate of 4.136%

Broker, J.P. Morgan Chase Bank
  Expires September 2014                        $189,000      $ (5,780)
                                                              ---------
Total                                                         $ (6,465)
                                                              =========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



MuniYield Insured Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Insured Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Insured Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniYield Insured Fund, Inc.


Date: September 17, 2004